Property and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	$ 3,960
Depreciation expense	1,639	$ 2,013
Ending cost	3,660	3,960
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	462
Ending cost	261	462
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,910
Ending cost	2,077	1,910
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,588
Ending cost	1,322	1,588
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	16,641	14,913
Additions	1,417	1,202
Additions through business acquisitions (note 4)	62	60
Disposals / retirements	(1,590)	0
Disposals through divestiture PPE	311
Disposals through divestiture	23,530	0
Foreign currency translation adjustment	(206)	466
Ending cost	16,013	16,641
Cost | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	1,746	1,572
Additions	0	59
Additions through business acquisitions (note 4)	0	19
Disposals / retirements	(264)	0
Disposals through divestiture PPE	6
Disposals through divestiture		0
Foreign currency translation adjustment	(38)	96
Ending cost	1,438	1,746
Cost | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	8,857	7,359
Additions	1,313	1,143
Additions through business acquisitions (note 4)	62	41
Disposals / retirements	(1,149)	0
Disposals through divestiture PPE	305
Disposals through divestiture		0
Foreign currency translation adjustment	(163)	314
Ending cost	8,615	8,857
Cost | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	6,038	5,982
Additions	104	0
Additions through business acquisitions (note 4)	0	0
Disposals / retirements	(177)	0
Disposals through divestiture PPE	0
Disposals through divestiture		0
Foreign currency translation adjustment	(5)	56
Ending cost	5,960	6,038
Accumulated Depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(12,681)	(10,323)
Depreciation expense	1,639	2,013
Disposals / retirements	1,599	0
Disposals through divestiture PPE	(176)
Disposals through divestiture		0
Foreign currency translation adjustment	192	(345)
Ending cost	(12,353)	(12,681)
Accumulated Depreciation | Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(1,284)	(1,035)
Depreciation expense	95	170
Disposals / retirements	174	0
Disposals through divestiture PPE	(2)
Disposals through divestiture		0
Foreign currency translation adjustment	26	(79)
Ending cost	(1,177)	(1,284)
Accumulated Depreciation | Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(6,947)	(5,717)
Depreciation expense	1,171	993
Disposals / retirements	1,248	0
Disposals through divestiture PPE	(174)
Disposals through divestiture		0
Foreign currency translation adjustment	158	(237)
Ending cost	(6,538)	(6,947)
Accumulated Depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Opening cost	(4,450)	(3,571)
Depreciation expense	373	850
Disposals / retirements	177	0
Disposals through divestiture PPE	0
Disposals through divestiture		0
Foreign currency translation adjustment	8	(29)
Ending cost	$ (4,638)	$ (4,450)